Taxes (Details Narrative)	6 Months Ended	84 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		15.00%	15.00%
Foreign Investment Enterprises [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	25.00%
H N T Es [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	15.00%
Quantum Edge HK Limited [Member]
Restructuring Cost and Reserve [Line Items]
Income tax rate	8.25%